Description of Plan (Additional Information) (Details) - EBP 004 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Number	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Number Employees Engaged | Number	5,114
EBP, Participant Contribution, Automatic, Reduced Rate	3.00%
EBP, Employer Contribution, Matching Percentage	100.00%
Employer Matching Contributions	$ 5,144,991	$ 4,730,980
Profit-Sharing Contributions, Amount	$ 0	$ 0
Contributions and Earning Vesting, Percentage	100.00%
Payment of Benefits Distributions, Amount	$ 5,000
Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Participants Loan Term	5 years
Notes Receivable from Participants, Repayment Term	15 years
Maximum [Member]
EBP, Description of Plan [Line Items]
Percentages of Employees Contribution	50.00%
EBP, Participant Contribution, Automatic, Reduced Rate	15.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
Payment of Benefits Distributions, Amount	$ 5,000
Interest rate on debt of employee stock purchase, saving, or similar plan (employee benefit plan	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Percentages of Employees Contribution	1.00%
EBP, Participant Contribution, Automatic, Reduced Rate	1.00%
Payment of Benefits Distributions, Amount	$ 1,000
Interest rate on debt of employee stock purchase, saving, or similar plan (employee benefit plan	4.25%